Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.2%)
Ohio (100.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,535	6,094
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	2,963
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	4,170	5,009
Akron OH COP	4.000%	12/1/30	535	618
Akron OH Income Tax Revenue	4.000%	12/1/34	650	757
Akron OH Income Tax Revenue	4.000%	12/1/35	625	727
Akron OH Income Tax Revenue	4.000%	12/1/36	655	760
Akron OH Income Tax Revenue	4.000%	12/1/40	1,350	1,554
Akron OH Income Tax Revenue	4.000%	12/1/41	1,000	1,149
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/28	285	344
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	125	136
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/29	610	733
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/30	2,090	2,492
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/30	1,415	1,770
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/30	145	158
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/31	1,500	1,785
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/31	1,300	1,623
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/32	1,300	1,544
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/20 (Prere.)	8,000	8,081
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,320	6,806
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	10,020	10,708
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/23	400	453
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/27	500	635
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/28	250	322

Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	1,900	2,195
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	4,800	5,516
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/42	2,120	2,600
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	11/1/44	5	5
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/47	8,000	9,012
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	7,956
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	8,410	8,970
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,415	11,140
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/28	110	135
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,524
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,553
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,655
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	3,875	4,491
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	8,365	9,653
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/21 (Prere.)	4,700	5,047
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/28	705	903
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/29	1,195	1,526
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/30	365	464
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/33	1,000	1,181
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/35	1,470	1,724
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/36	1,000	1,170
Athens OH School District GO	4.000%	12/1/29	740	917
Athens OH School District GO	4.000%	12/1/30	380	465
Athens OH School District GO	4.000%	12/1/31	400	485
Athens OH School District GO	3.250%	12/1/48	2,000	2,155
Bellefontaine OH Finance & Development
Authority Lease Revenue	3.000%	12/1/46 (15)	1,085	1,148
Bellefontaine OH Finance & Development
Authority Lease Revenue	3.000%	12/1/47 (15)	1,120	1,183
Bellefontaine OH Finance & Development
Authority Lease Revenue	3.000%	12/1/49 (15)	950	1,000
Berea OH City School District GO	4.000%	12/1/53 (15)	1,420	1,572
Big Walnut OH School District School Facilities
Construction & Improvement GO	5.000%	12/1/42	970	1,221
Big Walnut OH School District School Facilities
Construction & Improvement GO	3.250%	12/1/48	2,975	3,183
Big Walnut OH School District School Facilities
Construction & Improvement GO	5.000%	12/1/55	4,275	5,284

Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/29	2,010	2,532
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/34	2,000	2,263
Bowling Green State University Ohio Revenue	5.000%	6/1/28	300	382
Bowling Green State University Ohio Revenue	5.000%	6/1/29	435	552
Bowling Green State University Ohio Revenue	5.000%	6/1/33	1,075	1,347
1 Bowling Green State University Ohio Revenue	5.000%	6/1/33	600	806
1 Bowling Green State University Ohio Revenue	5.000%	6/1/34	550	737
1 Bowling Green State University Ohio Revenue	5.000%	6/1/35	735	983
1 Bowling Green State University Ohio Revenue	5.000%	6/1/36	435	580
1 Bowling Green State University Ohio Revenue	5.000%	6/1/37	700	931
1 Bowling Green State University Ohio Revenue	4.000%	6/1/38	500	606
1 Bowling Green State University Ohio Revenue	4.000%	6/1/39	800	966
1 Bowling Green State University Ohio Revenue	4.000%	6/1/40	1,005	1,211
Bowling Green State University Ohio Revenue	5.000%	6/1/42	1,995	2,357
Bowling Green State University Ohio Revenue	5.000%	6/1/45	3,250	3,975
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	2,000	2,024
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/20 (Prere.)	2,000	2,025
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/27	500	641
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/28	500	655
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/29	500	668
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/30	500	679
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/31	500	673
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/32	500	670
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/33	600	798
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/34	600	793
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/35	600	789
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/36	600	786
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	4.000%	6/1/38	1,100	1,308
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	4.000%	6/1/48	7,715	8,837
1 Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/55	1,700	1,919
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/29	1,700	2,273
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,405	1,482
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,010	2,099

Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	2,770	2,856
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/24	675	800
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/25	3,080	3,761
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/30	1,010	1,149
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/31	1,075	1,220
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	1,000	1,178
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/27	615	714
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,547
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,500	1,728
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/25	450	545
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	1,000	1,270
Cincinnati OH City School District COP	5.000%	12/15/29	2,000	2,351
Cincinnati OH City School District COP	5.000%	6/15/31	500	621
Cincinnati OH City School District COP	5.000%	6/15/32	400	495
Cincinnati OH City School District COP	5.000%	6/15/33	400	493
Cincinnati OH City School District COP	3.250%	6/15/34	565	614
Cincinnati OH City School District COP	3.375%	6/15/35	670	732
Cincinnati OH City School District COP	3.500%	6/15/36	550	605
Cincinnati OH City School District COP	3.500%	6/15/37	1,000	1,097
Cincinnati OH City School District COP	3.625%	6/15/38	800	881
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,450	6,260
Cincinnati OH GO	4.000%	12/1/29	1,010	1,226
Cincinnati OH GO	4.000%	12/1/30	500	600
Cincinnati OH GO	4.000%	12/1/30	1,310	1,605
Cincinnati OH GO	4.000%	12/1/31	1,460	1,764
Cincinnati OH GO	5.000%	12/1/31	1,070	1,446
Cincinnati OH Water System Revenue	5.000%	12/1/44	1,315	1,722
Cincinnati OH Water System Revenue	5.000%	12/1/45	250	298
Cincinnati OH Water System Revenue	3.000%	12/1/49	1,000	1,076
Clark-Shawnee OH Local School District GO	4.000%	11/1/31	400	474
Clark-Shawnee OH Local School District GO	4.000%	11/1/32	660	780
Clark-Shawnee OH Local School District GO	4.000%	11/1/34	860	1,009
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/31	530	625
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/35	775	900
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/36	500	579
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/37	2,200	2,533
Cleveland Heights & University Heights OH City
School District GO	4.500%	12/1/47	2,050	2,224
Cleveland OH Airport System Revenue	5.000%	1/1/22 (Prere.)	5,050	5,440
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,340
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,015	1,184
Cleveland OH GO	4.000%	12/1/27	2,200	2,672
Cleveland OH GO	4.000%	12/1/30	2,610	3,244

Cleveland OH GO	4.000%	12/1/31	750	928
Cleveland OH GO	4.000%	12/1/32	1,500	1,841
Cleveland OH GO	4.000%	12/1/33	1,500	1,829
Cleveland OH GO	5.000%	12/1/43	2,075	2,598
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	4,860	5,579
Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	593
Cleveland OH Income Tax Revenue	4.000%	10/1/28	350	415
Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	353
Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	471
Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,509
Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,505	3,222
Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	632
Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	631
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,320
Cleveland OH Public Power System Revenue	5.000%	11/15/26 (4)	265	334
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (4)	150	195
Cleveland OH Public Power System Revenue	5.000%	11/15/29 (4)	210	273
Cleveland OH Public Power System Revenue	5.000%	11/15/32 (4)	545	700
Cleveland OH Public Power System Revenue	5.000%	11/15/34 (4)	760	969
Cleveland OH Public Power System Revenue	5.000%	11/15/36 (4)	1,000	1,269
Cleveland OH Public Power System Revenue	5.000%	11/15/37 (4)	595	753
Cleveland OH Public Power System Revenue	5.000%	11/15/38 (4)	825	1,042
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41	1,500	1,793
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45	1,565	1,861
Cleveland OH Water Revenue	5.000%	1/1/29	140	187
Cleveland OH Water Revenue	4.000%	1/1/30	1,000	1,108
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,194
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	1.150%	3/6/20	300	300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	785
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/30	3,020	3,469
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,010	3,431
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	4.000%	8/1/44	2,500	2,836
Columbus OH City School District GO	4.000%	12/1/29	1,765	2,225
Columbus OH City School District GO	4.000%	12/1/30	750	875
Columbus OH City School District GO	3.000%	12/1/33	2,520	2,774
Columbus OH City School District GO	5.000%	12/1/36	2,000	2,477
Columbus OH City School District GO	5.000%	12/1/42	500	612
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/31	4,000	4,965
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,495
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/47	1,480	1,801
Columbus OH GO	4.000%	2/15/28	1,500	1,676
Columbus OH GO	4.000%	4/1/29	2,050	2,466
Columbus OH GO	3.000%	8/15/29	820	900
Columbus OH GO	4.000%	4/1/30	5,015	6,015
Columbus OH GO	4.000%	7/1/30	1,200	1,373

Columbus OH GO	4.000%	4/1/31	2,080	2,486
Columbus OH GO	5.000%	4/1/32	3,800	5,064
Columbus OH GO	4.000%	4/1/33	1,000	1,187
Columbus OH GO	5.000%	4/1/33	4,000	5,268
Columbus OH GO	3.000%	8/15/34	200	214
Columbus OH GO	5.000%	4/1/36	2,500	3,295
Columbus OH GO	5.000%	4/1/37	1,820	2,393
Columbus OH GO	5.000%	4/1/38	2,750	3,603
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	1.140%	3/6/20 LOC	195	195
Columbus OH Sewer Revenue	5.000%	6/1/29	850	1,060
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,186
Confluence Community Authority OH Revenue
(Stadium & Sports Project)	4.000%	5/1/39	1,295	1,536
Confluence Community Authority OH Revenue
(Stadium & Sports Project)	3.000%	5/1/44	3,610	3,821
Confluence Community Authority OH Revenue
(Stadium & Sports Project)	3.000%	5/1/48	3,000	3,151
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/25	300	349
Cuyahoga County OH (Convention Hotel
Project) COP	4.000%	12/1/34	1,345	1,475
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	1,000	1,143
Cuyahoga County OH GO	3.000%	12/1/30	2,040	2,248
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/28	200	242
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/42	85	100
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	4,100	4,879
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/52	9,135	10,638
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	2,500	3,005
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	1,200	1,393
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	2,000	2,398
Cuyahoga County OH Public Library Fund
Special Obligation Revenue	4.000%	12/1/32	1,840	2,018
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,251
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,275
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,287
Cuyahoga County OH Sales Tax Revenue	4.000%	12/1/36	1,000	1,117
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/29	385	452
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,174
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/31	615	722
Cuyahoga OH Community College District GO	4.000%	12/1/30	1,800	2,111
Cuyahoga OH Community College District GO	4.000%	12/1/32	2,250	2,615
Cuyahoga OH Community College District
Revenue	4.000%	2/1/27	1,000	1,168
Cuyahoga OH Community College District
Revenue	4.000%	2/1/28	750	871

Dayton OH Water System Revenue	4.000%	12/1/29	265	315
Dayton OH Water System Revenue	4.000%	12/1/30	200	235
Dayton OH Water System Revenue	4.000%	12/1/31	280	327
Dayton OH Water System Revenue	4.000%	12/1/32	300	349
Dayton OH Water System Revenue	4.000%	12/1/34	970	1,122
Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,997
Delaware OH GO	4.000%	12/1/31	365	412
Dublin OH City School District GO	4.000%	12/1/30	5,380	6,665
Dublin OH Special Obligation Revenue	5.000%	12/1/31	500	658
Dublin OH Special Obligation Revenue	5.000%	12/1/32	550	723
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,158
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,282
1 East Knox OH Local School District GO	3.000%	11/1/44	620	665
1 East Knox OH Local School District GO	3.000%	11/1/46	200	214
1 East Knox OH Local School District GO	3.000%	11/1/49	465	492
1 East Knox OH Local School District GO	3.000%	11/1/56	1,100	1,151
Elyria OH City School District GO	5.000%	12/1/29	505	632
Elyria OH City School District GO	4.000%	12/1/51	4,535	5,086
Elyria OH GO	4.000%	12/1/22	300	325
Elyria OH GO	4.000%	12/1/25	470	547
Elyria OH GO	4.000%	12/1/26	640	751
Elyria OH GO	4.000%	12/1/27	670	784
Elyria OH GO	4.000%	12/1/28	695	809
Elyria OH GO	4.000%	12/1/30	280	323
Elyria OH GO	4.000%	12/1/31	225	258
Elyria OH GO	4.000%	12/1/32	280	321
Elyria OH GO	4.000%	12/1/33	440	502
Euclid OH City School District GO	4.750%	1/15/54	1,000	1,153
Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,333
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,445	5,255
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	1,300	1,535
Franklin County OH Convention Facilities
Authority Revenue	4.000%	12/1/40	1,225	1,460
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/51	5,000	6,122
Franklin County OH GO	5.000%	12/1/31	3,000	3,677
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	2,841
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.000%	7/1/35	500	552
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,534
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	1.180%	3/6/20 LOC	2,625	2,625
Franklin County OH Hospital Facilities Revenue
(Nationwide Children's Hospital Project)	5.000%	11/1/48	3,000	4,806
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,593
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	3,112
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,665	3,888
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,477

Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	4.000%	5/15/47	5,000	5,797
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/47	800	985
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	1.180%	3/6/20	400	400
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/36	1,110	1,300
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/38	775	903
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/39	1,290	1,500
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,479
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/44	2,300	2,648
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/47	2,420	2,777
Franklin County OH Revenue (Trinity Health
Corp.)	4.000%	12/1/44	650	768
Franklin County OH Revenue (Trinity Health
Corp.)	4.000%	12/1/46	4,950	5,638
2 Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/46	1,500	1,841
Franklin County OH Revenue (Trinity Health
Corp.)	4.000%	12/1/49	6,900	8,097
Franklin County OH Revenue VRDO	1.170%	3/6/20	700	700
Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	7,021
Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,615
Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,455	4,360
Fremont City OH School District GO	5.000%	1/15/33	1,000	1,211
Fremont City OH School District GO	4.000%	1/15/55	1,575	1,740
Grandview Heights OH City School District GO	3.000%	12/1/49	3,000	3,159
Great Oaks Career Campuses OH Board of
Education COP	3.000%	12/1/37	1,085	1,166
Great Oaks Career Campuses OH Board of
Education COP	3.000%	12/1/44	4,975	5,254
Greene County OH Votech School District
(Facilities Construction & Improvement) GO	5.000%	12/1/28	325	430
Greene County OH Votech School District
(Facilities Construction & Improvement) GO	5.000%	12/1/29	300	395
Greene County OH Votech School District
(Facilities Construction & Improvement) GO	4.000%	12/1/34	700	837
Greene County OH Votech School District
(Facilities Construction & Improvement) GO	4.000%	12/1/38	1,250	1,480
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/22 (Prere.)	5,310	5,794
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/22 (Prere.)	3,150	3,454
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/22 (Prere.)	3,025	3,334

Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,503
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,908
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	3,000	3,489
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,160
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,154
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,250	2,577
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,154
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	11/15/49	6,000	9,744
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	4.125%	8/15/37	20	23
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	5,150	6,269
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	4.250%	8/15/47	3,025	3,358
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/47	3,000	3,628
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,547
Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,000	1,254
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	3,187
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	6,520	7,605
Hamilton County OH Sales Tax Revenue	5.000%	12/1/31	1,275	1,510
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	998
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,344
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,763
Hamilton OH Wastewater System Revenue	4.000%	10/1/30 (15)	200	244
Hamilton OH Wastewater System Revenue	4.000%	10/1/31 (15)	190	229
Hamilton OH Wastewater System Revenue	4.000%	10/1/34 (15)	425	508
Hamilton OH Wastewater System Revenue	4.000%	10/1/36 (15)	350	416
Highland OH Local School District GO	5.250%	6/1/23 (Prere.)	2,000	2,284
Highland OH Local School District GO	5.250%	6/1/23 (Prere.)	5,000	5,711
Huber Heights OH City School District GO	4.000%	12/1/34	2,000	2,275
Hudson City School District OH GO	4.000%	12/1/31	400	466
Hudson City School District OH GO	4.000%	12/1/32	420	488
Hudson City School District OH GO	4.000%	12/1/33	420	486
Indian Creek OH Local School District GO	5.000%	11/1/55	2,775	3,408
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/23 (Prere.)	26,350	29,446
3 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	1.200%	3/6/20	1,320	1,320
Kent State University Ohio Revenue	5.000%	5/1/22 (Prere.)	4,185	4,562
Kent State University Ohio Revenue	5.000%	5/1/29	100	133
Kent State University Ohio Revenue	5.000%	5/1/30	175	237
Kent State University Ohio Revenue	5.000%	5/1/31	175	235
Kent State University Ohio Revenue	5.000%	5/1/32	150	201
Kent State University Ohio Revenue	5.000%	5/1/33	250	335
Kent State University Ohio Revenue	5.000%	5/1/34	315	421
Kent State University Ohio Revenue	5.000%	5/1/35	350	467

Kent State University Ohio Revenue	5.000%	5/1/36	400	532
Kent State University Ohio Revenue	5.000%	5/1/37	225	298
Kent State University Ohio Revenue	5.000%	5/1/38	300	396
Kent State University Ohio Revenue	5.000%	5/1/39	300	395
Kent State University Ohio Revenue	5.000%	5/1/40	450	592
Kent State University Ohio Revenue	5.000%	5/1/45	1,300	1,689
Kent State University Ohio Revenue	5.000%	5/1/50	2,000	2,580
Kettering OH City School District GO	5.000%	12/1/31	250	325
Kettering OH City School District GO	5.250%	12/1/31 (4)	1,000	1,312
Kettering OH City School District GO	4.000%	12/1/33	260	309
Kettering OH City School District GO	4.000%	12/1/35	375	444
Kettering OH City School District GO	3.375%	12/1/46	295	319
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,739
Lakewood OH City School District GO	4.000%	11/1/28	200	242
Lakewood OH City School District GO	4.000%	11/1/30	235	282
Lakewood OH City School District GO	4.000%	11/1/31	440	523
Lakewood OH City School District GO	4.000%	11/1/32	240	284
Lakewood OH City School District GO	4.000%	11/1/33	375	441
Lakewood OH City School District GO	4.000%	11/1/34	430	505
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	8/1/21	340	360
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	8/1/22	235	258
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	8/1/23	430	488
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	2/1/24	555	639
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	2/1/25	360	427
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	10,775	12,786
Liberty-Benton OH Local School District GO	3.000%	11/1/54	2,000	2,096
Little Miami OH School District GO	4.000%	11/1/55	3,145	3,472
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,138
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,802
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	2,540	2,761
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/21 (Prere.)	2,000	2,190
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/24	250	264
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/48	9,000	10,952
Madison OH Local School District GO	5.250%	6/1/22 (Prere.)	3,815	4,193
Mariemont OH City School District GO	4.000%	12/1/31	1,040	1,292
Mariemont OH City School District GO	4.000%	12/1/32	1,265	1,558
Mariemont OH City School District GO	4.000%	12/1/33	1,045	1,283
Mariemont OH City School District GO	3.000%	12/1/34	555	611
Mariemont OH City School District GO	3.000%	12/1/35	1,525	1,671
Mariemont OH City School District GO	3.000%	12/1/41	275	296
Mariemont OH City School District GO	3.000%	12/1/47	1,870	1,992
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/45	6,000	7,432
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/49	4,000	4,932

Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,443
Miami Valley OH Career Technology Center GO	4.000%	12/1/33	725	861
Miami Valley OH Career Technology Center GO	4.000%	12/1/34	1,465	1,737
Miami Valley OH Career Technology Center GO	5.000%	12/1/44	4,520	5,622
Miamisburg OH City School District GO	5.000%	12/1/33	675	817
Miamisburg OH City School District GO	5.000%	12/1/36	500	602
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	2,900	3,061
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,359
1 Midview OH Local School District COP	4.000%	11/1/28 (15)	810	993
1 Midview OH Local School District COP	4.000%	11/1/29 (15)	870	1,083
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,312
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,489
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/33	2,000	2,550
Montgomery County OH Hospital Revenue
(Premier Health Partners)	3.000%	11/15/36	1,530	1,601
Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/42	5,140	5,829
Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/45	3,500	3,937
Montgomery County OH Hospital Revenue
(Premier Health Partners) VRDO	1.170%	3/2/20 LOC	500	500
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	11/13/23 (Prere.)	1,955	2,245
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,030
North Olmsted OH School District GO	0.000%	12/1/26	1,000	917
North Olmsted OH School District GO	0.000%	12/1/27	1,610	1,439
North Royalton OH City School District GO	4.000%	12/1/33	1,000	1,130
North Royalton OH City School District GO	4.000%	12/1/34	1,500	1,693
North Royalton OH City School District GO	5.000%	12/1/47	6,120	7,190
Northeast OH Medical University Revenue	5.000%	12/1/42	475	497
Northeast Ohio Regional Sewer District
Revenue	5.000%	5/15/23 (Prere.)	12,430	14,097
Northeast Ohio Regional Sewer District
Revenue	5.000%	11/15/24 (Prere.)	7,500	8,969
Northeast Ohio Regional Sewer District
Revenue	5.000%	11/15/24 (Prere.)	4,340	5,190
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/33	60	67
Northeast Ohio Regional Sewer District
Revenue	4.000%	11/15/34	6,775	8,084
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/35	1,200	1,329
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/38	10,970	12,009
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/39	2,475	2,691
Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/40	4,000	4,338
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/24 (Prere.)	10,225	12,228
Northeastern OH Local School District (Clark
County) GO	4.000%	12/1/29 (4)	785	941
Northeastern OH Local School District (Clark
County) GO	4.000%	12/1/30 (4)	865	1,032

Northeastern OH Local School District (Clark
County) GO	4.000%	12/1/35 (4)	1,390	1,634
Northeastern OH Local School District (Clark
County) GO	4.000%	12/1/36 (4)	1,495	1,754
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/30	100	124
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/31	200	245
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/32	260	317
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/33	180	218
Northridge OH Local School District (Licking
Knox & Del Counties) GO	3.000%	10/1/34	425	468
Northridge OH Local School District (Licking
Knox & Del Counties) GO	3.000%	10/1/35	380	416
Northwest OH Local School District (Hamilton &
Butler Counties) GO	4.000%	12/1/37	1,250	1,378
Ohio Adult Correctional Capital Facilities
Revenue VRDO	1.130%	3/6/20	11,600	11,600
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/30	1,790	2,349
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/36	2,000	2,495
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	2/1/30	550	674
Ohio GO	5.000%	3/15/27	6,425	7,488
Ohio GO	5.000%	9/1/30	5,000	6,587
Ohio GO	5.000%	3/1/32	1,835	2,130
Ohio GO	5.000%	3/15/32	1,135	1,319
Ohio GO	5.000%	4/1/33	2,490	3,267
Ohio GO	5.000%	6/15/34	5,900	7,847
Ohio GO	5.000%	6/15/35	3,925	5,206
Ohio GO	5.000%	2/1/36	4,250	5,190
Ohio GO	5.000%	6/15/36	2,785	3,411
Ohio GO	5.000%	6/15/36	3,960	5,236
Ohio GO	5.000%	3/15/37	9,745	11,217
Ohio GO	5.000%	2/1/38	2,690	3,272
Ohio GO	5.000%	3/1/39	1,585	1,972
Ohio Higher Education GO	5.000%	5/1/30	3,015	3,640
Ohio Higher Education GO	5.000%	5/1/32	5,000	6,027
Ohio Higher Education GO	5.000%	5/1/34	3,840	4,631
Ohio Higher Education GO	5.000%	5/1/34	5,580	7,042
Ohio Higher Education GO	5.000%	5/1/36	4,960	5,958
Ohio Higher Education GO	5.000%	5/1/36	1,210	1,522
Ohio Higher Education GO	5.000%	5/1/37	5,830	6,996
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,518
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	4.000%	12/1/33	3,000	3,431
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	2,500	3,052

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.140%	3/2/20	4,625	4,625
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.140%	3/2/20	2,565	2,565
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.200%	3/2/20	13,595	13,595
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/36	615	782
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/38	1,725	2,180
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/45	950	1,184
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	800	1,063
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/33	875	1,160
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,347
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,867
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/31	2,040	2,460
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/41	4,000	4,740
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/31	300	375
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,637
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/42	500	612
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/47	3,500	3,941
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	10/1/47	6,900	7,774
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/22	385	423
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/23	360	409
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/24	500	587
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/25	630	759
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/26	475	588
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/27	980	1,237
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/28	1,140	1,465
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/29	1,015	1,328
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/34	1,510	1,948

Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,634
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,710
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	5/15/20 (Prere.)	270	273
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/35	1,415	1,429
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/40	3,260	3,290
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,845
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,015	2,083
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	2,000	2,303
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/48	4,000	4,940
Ohio Higher Educational Facility Commission
Revenue (University of Findlay Project)	5.000%	3/1/44	3,020	3,517
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,145
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,764
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,187
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,174
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	878
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/28 (Prere.)	60	74
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/34	3,605	4,266
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/39	3,000	3,511
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/40	2,000	2,372
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	2,000	2,355
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	5,940	6,894
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	3.550%	1/1/46	3,000	3,285
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/46	7,000	8,189
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) VRDO	1.250%	3/2/20	5,200	5,200
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) VRDO	1.140%	3/6/20	2,800	2,800
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	35	43
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	4.250%	1/15/36	450	473
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	6,015	6,386
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	4,655	5,463

Ohio Hospital Revenue (University Hospitals
Health System Inc.)	4.000%	1/15/46	40	44
Ohio Housing Finance Agency Multifamily
Housing Revenue (Neilan Park Apartments
Project) PUT	1.750%	6/1/21	1,055	1,064
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.100%	3/1/42	975	1,078
Ohio Housing Finance Agency Residential
Mortgage Revenue	3.250%	9/1/44	1,125	1,207
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.000%	9/1/48	2,225	2,466
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.000%	3/1/49	3,965	4,421
Ohio Housing Finance Agency Residential
Mortgage Revenue	3.350%	9/1/49	2,000	2,132
Ohio Housing Finance Agency Residential
Mortgage Revenue	3.000%	3/1/50	4,190	4,363
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/29	1,655	2,161
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/30	1,740	2,258
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	3,850	5,019
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	3,410	4,264
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,855	2,311
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/29	6,210	7,712
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/29	1,095	1,415
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,292
Ohio Revenue (Transportation Building Fund
Projects)	3.125%	11/15/34	435	470
Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	5,082
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,045	8,993
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	6,143
Ohio State University General Receipts
Revenue	4.000%	6/1/43	2,500	2,696
Ohio State University General Receipts
Revenue VRDO	1.060%	3/6/20	3,800	3,800
Ohio State University General Receipts
Revenue VRDO	1.060%	3/6/20	1,000	1,000
Ohio State University General Receipts
Revenue VRDO	1.100%	3/6/20	65	65
Ohio State University General Receipts
Revenue VRDO	1.100%	3/6/20	5,300	5,300
Ohio Transportation Project Revenue	3.375%	11/15/39	2,020	2,186
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/23 (Prere.)	890	998
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/23 (Prere.)	13,000	14,593
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,630	5,178
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	6,000	7,066
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	6,095	4,282
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/37	605	710
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	4,500	3,064

Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,515
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	2,500	1,590
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	2,500	1,534
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,228
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,586
Ohio University General Receipts Revenue	5.000%	12/1/43	450	501
Ohio University General Receipts Revenue	5.000%	12/1/44	1,605	1,952
Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	6,074
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/28	2,320	2,940
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,978
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/33	6,000	6,995
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/37	2,550	3,177
Ohio Water Development Authority Fresh Water
Revenue	4.000%	6/1/36	3,000	3,449
Ohio Water Development Authority Pollution
Control Revenue	5.000%	12/1/35	2,500	3,353
Ohio Water Development Authority Pollution
Control Revenue	5.000%	12/1/36	9,405	12,582
Ohio Water Development Authority Pollution
Control Revenue	5.000%	12/1/39	3,455	4,567
Ohio Water Development Authority Pollution
Control Revenue	5.000%	12/1/44	2,000	2,613
Ohio Water Development Authority Pollution
Control Revenue (Water Quality) VRDO	1.110%	3/6/20	2,000	2,000
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	5,010	6,426
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/31	1,105	1,406
Olentangy OH Local School District GO	4.000%	12/1/33	1,300	1,551
Olentangy OH Local School District GO	4.000%	12/1/34	500	590
Reynoldsburg OH GO	3.550%	12/1/42	640	705
Reynoldsburg OH GO	3.600%	12/1/48	670	734
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/49	1,330	1,645
Rossford OH Exempted Village School District
GO	4.000%	12/1/53	2,180	2,436
South-Western City OH School District (Franklin
& Pickaway Counties) GO	3.000%	12/1/33	250	278
South-Western City OH School District (Franklin
& Pickaway Counties) GO	3.000%	12/1/34	75	83
South-Western City OH School District (Franklin
& Pickaway Counties) GO	3.000%	12/1/35	145	160
South-Western City OH School District (Franklin
& Pickaway Counties) GO	3.000%	12/1/44	2,500	2,685
Southwest Licking OH Local School District
School Facilities Construction & Improvement
GO	4.000%	11/1/34	500	587
Southwest OH Local School District (Hamilton
County) GO	5.000%	1/15/30	1,295	1,663
Southwest OH Local School District (Hamilton
County) GO	4.000%	1/15/55	2,850	3,242
Tallmadge OH City School District (Classroom
Facilities & School Improvement) GO	5.000%	10/1/41	1,000	1,161
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,414

Toledo OH Waterworks Revenue	5.000%	11/15/29	2,205	2,764
Toledo OH Waterworks Revenue	5.000%	11/15/37	3,125	3,842
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,456
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,104
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,097
Union County OH Memorial Hospital Revenue	5.000%	12/1/26	200	251
Union County OH Memorial Hospital Revenue	5.000%	12/1/27	215	273
Union County OH Memorial Hospital Revenue	5.000%	12/1/28	530	671
Union County OH Memorial Hospital Revenue	5.000%	12/1/37	950	1,178
Union County OH Memorial Hospital Revenue	5.000%	12/1/38	600	742
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	3,051
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26	1,800	2,199
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28	15	17
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/30	10	12
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,386
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/36	805	1,027
University of Cincinnati Ohio General Receipts
Revenue	3.000%	6/1/39	2,125	2,287
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/46	3,795	4,562
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/47	4,775	5,844
University of Toledo OH Revenue	5.000%	6/1/27	100	127
Upper Arlington OH School District GO	4.000%	12/1/35	1,795	2,112
Upper Arlington OH School District GO	4.000%	12/1/36	1,750	2,055
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	998
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	688
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,045	1,186
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,386
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/44	30	32
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/45	1,470	1,653
Warrensville Heights OH City School District GO	5.000%	12/1/28	90	106
Warrensville Heights OH City School District GO	5.000%	12/1/29	105	124
Warrensville Heights OH City School District GO	5.000%	12/1/30	85	100
Warrensville Heights OH City School District GO	5.000%	12/1/31	155	183
Warrensville Heights OH City School District GO	5.000%	12/1/32	145	171
Warrensville Heights OH City School District GO	5.000%	12/1/33	95	112

Warrensville Heights OH City School District GO	5.000%	12/1/34	115	135
Warrensville Heights OH City School District GO	5.000%	12/1/44	925	1,076
Warrensville Heights OH City School District GO	5.250%	12/1/55	1,740	2,037
1 West Carrollton OH City School District GO	3.000%	12/1/39	1,125	1,200
1 West Carrollton OH City School District GO	3.000%	12/1/49	1,645	1,725
Westerville OH School District COP	5.000%	12/1/36	325	408
Westerville OH School District COP	5.000%	12/1/41	3,855	4,799
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,608
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,658
Willoughby-Eastlake City OH School District GO	5.000%	12/1/25 (Prere.)	575	706
Winton Woods City OH School District GO	0.000%	11/1/29	885	756
Winton Woods City OH School District GO	0.000%	11/1/30	1,005	836
Winton Woods City OH School District GO	0.000%	11/1/31	1,020	824
Winton Woods City OH School District GO	0.000%	11/1/32	1,140	899
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,055
Worthington OH City School District GO	3.750%	12/1/48	2,790	3,124
Wright State University Ohio General Revenue	5.000%	5/1/26	3,030	3,159
Wright State University Ohio General Revenue	5.000%	5/1/31 (15)	7,580	7,923
Wright State University Ohio General Revenue	5.000%	5/1/31	4,350	4,527
				1,524,180
Puerto Rico (0.3%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	292	267
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	895	765
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	822	666
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	243	269
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,730	1,918
				3,885
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,569

Total Tax-Exempt Municipal Bonds (101.2%) (Cost $1,416,970)	1,530,634
Other Assets and Liabilities-Net (-1.2%)	(17,627)
Net Assets (100%)	1,513,007

Cost rounded to $000.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 29, 2020.
2 Securities with a value of $245,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the value of this security represented 0.1% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR - Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2020	(148)	32,313	(251)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of February
29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments	($000)	($000)	($000)	($000)
Assets
Tax-Exempt Municipal Bonds	—	1,530,634	—	1,530,634
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	116	—	—	116
1 Represents variation margin on the last day of the reporting period.